Long-term debt	12 Months Ended
Dec. 31, 2012
Long-term debt/Lines of credit [Abstract]
Long-term debt

14. Long-term debt

The long-term debt consists of the following:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Eurobond, carrying amount	710,095	695,618
Loan headquarter building[1]	32,366	33,795
Other	17,029	6,955

Long-term debt	759,490	736,368
Less: current portion of long-term debt	3,610	2,587

Non-current portion of long-term debt	755,880	733,781

1	This loan relates to our Variable Interest Entity, see Note 11.

Our obligations to make principal repayments under the Eurobond and other borrowing arrangements excluding interest expense as of December 31, 2012, for the next five years and thereafter, are as follows:

(in thousands)	EUR

2013	3,610
2014	3,535
2015	3,535
2016	3,535
2017	603,535
Thereafter	31,644

Long-term debt	649,394
Less: current portion of long-term debt	3,610

Non-current portion of long-term debt	645,784

Eurobond

The following table summarizes the carrying amount of our outstanding Eurobond, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobond:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Principal amount	600,000	600,000
Fair value interest rate swaps[1]	110,095	95,618

Carrying amount	710,095	695,618

1	The fair value of the interest rate swaps excludes accrued interest.

In June 2007, we completed an offering of EUR 600.0 million principal amount of our 5.75 percent notes due 2017, with interest payable annually on June 13. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on June 13, 2017.

The Eurobond serves as a hedged item in a fair value hedge relationship in which we hedge the variability of changes in the fair value of our Eurobond due to changes in market interest rates with interest rate swaps. The fair value changes of these interest rate swaps are recorded on the consolidated balance sheets under derivative financial instruments (within other current assets and other non-current assets) and the carrying amount of the Eurobond is adjusted for these fair value changes only. The following table summarizes amongst others the estimated fair value of the Eurobond:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Principal amount	600,000	600,000
Carrying amount	710,095	695,618
Fair value [1]	700,644	640,500

1	Source: Bloomberg Finance LP

The fair value of our Eurobond is estimated based on quoted market prices as of December 31, 2012. The fair value of the Eurobond is higher than the principal amount as a result of lower market interest rates compared to the fixed 5.75% coupon rate of the Eurobond.